Equity - Schedule of changes in treasury shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [table]
Beginning balance, ordinary shares	3,900,669,000	3,896,734,000	3,891,728,000
Issue of shares	3,397,000	3,934,000	5,006,000
Share buyback programme	128,000,000
Ending balance, ordinary shares	3,904,065,000	3,900,669,000	3,896,734,000
Opening balance	€ (4)	€ (10)	€ (11)
Purchased/sold for trading	(4)	5	1
Share buyback programme	(1,604)
Closing balance	€ (1,612)	€ (4)	€ (10)
Treasury Shares [member]
Disclosure of reserves within equity [table]
Beginning balance, ordinary shares	572	919	1,138
Issue of shares	102	(348)	(218)
Share buyback programme	127,628
Ending balance, ordinary shares	128,301	572	919